SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Equipment and Software (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years	5 years
Electric Generation, Transmission and Distribution Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years	7 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		Shorter of useful life or lease term
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years	7 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years	4 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years	2 years